Liquidity (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liquidity
Net proceeds from equity financing	$ 5,600,000	$ 0	$ 0	$ 5,968,208
Cash on hand		12,440,457	7,748,416
Short-term bank loans		6,861,208	7,683,014
Bank acceptance notes payable		$ 205,520	$ 2,121,377